Note 20 - Segment Information - Schedules of Concentration of Risk (Details) - Customer Concentration Risk [Member] - Revenue from Contract with Customer Benchmark [Member]	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Siemens [Member]
Concentration Risk, Percentage	0.00%	13.00%
Other Customer [Member]
Concentration Risk, Percentage	100.00%	87.00%